Earnings per share (Computations of ordinary shares outstanding, excluding nonvested restricted stock) (Details) - shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	138,847,345	138,847,345
Treasury shares (in shares)	(5,468,457)	(8,448,807)
Ordinary shares outstanding (in shares)	133,378,888	130,398,538
Unvested restricted stock (in shares)	(5,254,512)	(2,552,346)	(2,087,383)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	128,124,376	127,846,192